Inventories	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Inventories [Abstract]
Inventories

4. INVENTORIES

Inventories consist of the following:

	December 31, 2011	March 31, 2012
Raw materials	$1,120,450	$1,157,675
Work in process	6,586	6,546
Finished goods	375,087	326,270

	1,502,124	1,490,491

Inventory reserve	(1,057,746)	(1,022,051)

Total inventory, net	$444,377	$468,440

3. Inventory

Inventories consisted of the following at December 31, 2010 and 2011, respectively:

	December 31,
	2010	2011
Raw materials	$119,914	$62,704
Work in process	14,284	6,586
Finished goods	552,066	375,087

	$686,264	$444,377